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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2005. This one series have an April 30 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 132.5%
CONSUMER DISCRETIONARY 43.6%
Auto Components 2.2%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	$4,250,000	$4,058,750
HLI Operating Co., Inc., 10.50%, 06/15/2010	3,355,000	3,388,550
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	14,350,000	15,067,500

		22,514,800

Diversified Consumer Services 1.5%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	3,600,000	3,780,000
Service Corporation International:
6.75%, 04/01/2016 þ	7,475,000	7,708,594
7.00%, 06/15/2017 144A	3,700,000	3,815,625

		15,304,219

Hotels, Restaurants & Leisure 11.8%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	10,875,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	10,930,000	11,421,850
Herbst Gaming, Inc., 7.00%, 11/15/2014	7,300,000	7,464,250
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	8,111,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 þ	7,500,000	7,593,750
John Q. Hammons Hotels, LP, Ser. B, 8.875%, 05/15/2012	12,995,000	14,310,744
La Quinta Corp., 8.875%, 03/15/2011	10,500,000	11,431,875
Las Vegas Sands Corp., 6.375%, 02/15/2015 þ	5,830,000	5,742,550
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	10,000,000	10,975,000
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 144A	3,500,000	3,648,750
Station Casinos, Inc.:
6.50%, 02/01/2014 þ	2,255,000	2,322,650
6.875%, 03/01/2016 þ	3,650,000	3,777,750
6.875%, 03/01/2016 144A	6,225,000	6,442,875
Town Sports International, Inc., 9.625%, 04/15/2011 þ	6,325,000	6,744,031
Wynn Resorts, Ltd., 6.625%, 12/01/2014	7,480,000	7,321,050

		118,183,375

Household Durables 3.2%
Amscan Holdings, Inc., 8.75%, 05/01/2014	7,450,000	6,928,500
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 þ	7,000,000	7,455,000
Jarden Corp., 9.75%, 05/01/2012	6,475,000	6,968,719
Meritage Homes Corp., 6.25%, 03/15/2015	4,050,000	3,928,500
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,500,000	1,447,500
10.375%, 07/01/2012	4,800,000	5,136,000

		31,864,219

Leisure Equipment & Products 0.6%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 þ	6,105,000	6,257,625

Media 16.8%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 þ	14,000,000	14,210,000
Ser. B, 8.625%, 08/15/2012 þ	11,430,000	11,915,775
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	15,635,000	15,791,350
CCO Holdings, LLC, 8.75%, 11/15/2013 þ	7,500,000	7,537,500
Charter Communications, Inc., 8.625%, 04/01/2009 þ	14,000,000	11,270,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	12,000,000	12,690,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 † ##	7,225,000	5,021,375
CSC Holdings, Inc., 7.625%, 04/01/2011 þ	7,000,000	7,087,500
Dex Media East, LLC, 9.875%, 11/15/2009	13,500,000	14,883,750
[1]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Emmis Communications Corp.:
6.875%, 05/15/2012 þ	$7,350,000	$7,386,750
FRN, 9.31%, 06/15/2012 144A þ	4,150,000	4,175,938
Houghton Mifflin Co., 8.25%, 02/01/2011	7,125,000	7,525,781
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 † þ	12,850,000	7,967,000
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	15,250,000	15,669,375
PRIMEDIA, Inc., 8.875%, 05/15/2011	5,030,000	5,325,512
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 þ	12,500,000	12,968,750
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,595,637

		169,021,993

Specialty Retail 4.8%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,416,588
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,595,000
CSK Auto, Inc., 7.00%, 01/15/2014	7,675,000	7,425,562
FTD, Inc., 7.75%, 02/15/2014	7,359,000	7,469,385
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	11,150,000
United Auto Group, Inc., 9.625%, 03/15/2012	8,000,000	8,660,000

		48,716,535

Textiles, Apparel & Luxury Goods 2.7%
Levi Strauss & Co., 9.75%, 01/15/2015 þ	7,025,000	7,411,375
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,921,875
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,930,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,536,000

		26,799,250

CONSUMER STAPLES 5.7%
Food & Staples Retailing 1.6%
Ingles Markets, Inc., 8.875%, 12/01/2011 þ	7,000,000	7,437,500
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012 þ	8,175,000	8,706,375

		16,143,875

Food Products 1.6%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 þ	585,000	605,475
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	1,600,000	1,652,000
8.625%, 12/15/2012	9,217,000	10,184,785
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,510,500

		15,952,760

Household Products 0.8%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	8,010,000	7,949,925

Personal Products 1.0%
Playtex Products, Inc., 8.00%, 03/01/2011	9,000,000	9,675,000

Tobacco 0.7%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	7,000,000	7,437,500

ENERGY 14.8%
Energy Equipment & Services 3.5%
Dresser, Inc., 9.375%, 04/15/2011	14,000,000	14,770,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	4,100,000	4,371,625
Parker Drilling Co.:
9.625%, 10/01/2013 þ	3,830,000	4,366,200
9.625%, 10/01/2013 144A	8,125,000	9,262,500
SESI, LLC, 8.875%, 05/15/2011	2,000,000	2,135,000

		34,905,325

[2]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 11.3%
Chesapeake Energy Corp.:
6.375%, 06/15/2015	$5,375,000	$5,549,687
6.875%, 01/15/2016 þ	13,360,000	13,927,800
7.50%, 09/15/2013	7,000,000	7,603,750
7.75%, 01/15/2015	3,500,000	3,797,500
El Paso Corp.:
7.75%, 01/15/2032 þ	4,650,000	4,731,375
7.875%, 06/15/2012 þ	14,550,000	15,350,250
El Paso Production Holding Co., 7.75%, 06/01/2013	10,500,000	11,195,625
Exco Resources, Inc., 7.25%, 01/15/2011	2,245,000	2,306,738
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,833,250
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	4,605,000	4,616,512
6.875%, 03/15/2013 þ	2,720,000	2,896,800
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,500,000	2,743,750
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,475,000
Williams Cos.:
7.50%, 01/15/2031	6,750,000	7,543,125
8.125%, 03/15/2012	9,750,000	11,261,250

		113,832,412

FINANCIALS 10.2%
Consumer Finance 4.1%
General Motors Acceptance Corp.:
5.625%, 05/15/2009 þ	8,000,000	7,676,840
6.125%, 09/15/2006 þ	7,200,000	7,249,385
Metris Companies, Inc., 10.125%, 07/15/2006 þ	5,544,000	5,578,650
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	9,247,500
Terra Capital, Inc., 11.50%, 06/01/2010 þ	4,550,000	5,266,625
Triad Financial Corp., 11.125%, 05/01/2013 144A	6,500,000	6,727,500

		41,746,500

Diversified Financial Services 1.4%
Arch Western Finance, LLC, 6.75%, 07/01/2013 þ	3,350,000	3,458,875
Borden US Finance Corp., 9.00%, 07/15/2014 144A	2,200,000	2,285,250
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	8,000,000	7,900,000

		13,644,125

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	8,750,000	9,668,750

Real Estate 3.7%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009 	7,425,000	7,944,750
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013 þ	15,000,000	15,731,250
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	4,255,000	4,318,825
7.00%, 04/01/2014	1,400,000	1,428,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	7,825,000	8,020,625

		37,443,450

HEALTH CARE 7.4%
Health Care Equipment & Supplies 1.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,230,025

[3]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 5.9%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	$13,000,000	$14,072,500
HCA, Inc., 6.375%, 01/15/2015 þ	7,525,000	7,739,643
IASIS Healthcare Corp., 8.75%, 06/15/2014 þ	5,100,000	5,578,125
Select Medical Corp., 7.625%, 02/01/2015 144A	8,150,000	8,088,875
Team Health, Inc., 9.00%, 04/01/2012 þ	8,675,000	9,108,750
Tenet Healthcare Corp., 9.875%, 07/01/2014 þ	13,730,000	14,759,750

		59,347,643

INDUSTRIALS 8.1%
Commercial Services & Supplies 2.7%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 þ	7,190,000	6,812,525
6.375%, 04/15/2011 þ	1,025,000	1,008,344
American Color Graphics, Inc., 10.00%, 06/15/2010 þ	7,250,000	5,183,750
Geo Group, Inc., 8.25%, 07/15/2013	4,875,000	4,777,500
TriMas Corp., 9.875%, 06/15/2012	11,025,000	9,481,500

		27,263,619

Machinery 3.9%
Case New Holland, Inc., 9.25%, 08/01/2011	13,000,000	14,137,500
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	3,950,000	4,147,500
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	5,385,000	5,452,313
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	6,375,000	6,677,812
Terex Corp., 7.375%, 01/15/2014	8,750,000	9,231,250

		39,646,375

Trading Companies & Distributors 1.5%
United Rentals, Inc., 7.75%, 11/15/2013 þ	15,000,000	14,700,000

INFORMATION TECHNOLOGY 6.0%
Communications Equipment 1.5%
Lucent Technologies, Inc., 6.45%, 03/15/2029 þ	16,800,000	15,204,000

Electronic Equipment & Instruments 0.9%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,469,500

IT Services 2.0%
Stratus Technologies, Inc., 10.375%, 12/01/2008	5,000,000	5,075,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A #	10,350,000	10,802,812
10.25%, 08/15/2015 144A #	4,150,000	4,321,188

		20,199,000

Software 1.6%
UGS Corp., 10.00%, 06/01/2012 	14,060,000	15,676,900

MATERIALS 24.3%
Chemicals 7.5%
Equistar Chemicals, LP, 10.625%, 05/01/2011 þ	14,000,000	15,680,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,540,000
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	6,500,000	7,426,250
Huntsman International, LLC:
9.875%, 03/01/2009 þ	7,000,000	7,516,250
11.50%, 07/15/2012	8,085,000	9,459,450
Lyondell Chemical Co.:
9.50%, 12/15/2008 þ	7,500,000	7,996,875
10.50%, 06/01/2013 þ	6,500,000	7,540,000
PQ Corp., 7.50%, 02/15/2013 144A	7,655,000	7,693,275

		75,852,100

[4]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 7.1%
Crown Holdings, Inc., 8.00%, 04/15/2023 þ	$17,000,000	$17,297,500
Graham Packaging Co., 9.875%, 10/15/2014 144A þ	7,250,000	7,503,750
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	15,000,000	15,450,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	11,432,781
8.75%, 11/15/2012	12,150,000	13,319,438
Stone Container Corp., 9.75%, 02/01/2011	6,500,000	6,865,625

		71,869,094

Metals & Mining 6.0%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	11,150,000	10,425,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 þ	8,800,000	9,350,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,750,000	4,678,750
10.125%, 02/01/2010	9,000,000	10,035,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	10,500,000	11,445,000
United States Steel Corp., 10.75%, 08/01/2008	12,612,000	14,235,795

		60,169,795

Paper & Forest Products 3.7%
Boise Cascade, LLC, Ser. B, 7.125%, 10/15/2014	3,500,000	3,456,250
Bowater, Inc., 6.50%, 06/15/2013 þ	7,250,000	7,195,625
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,781,250
Georgia Pacific Corp.:
8.00%, 01/15/2024 þ	4,170,000	4,774,650
8.125%, 05/15/2011 þ	12,000,000	13,530,000

		36,737,775

TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 3.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	12,000,000	13,020,000
Hawaiian Telcom, Inc.:
8.71%, 05/01/2013 144A	5,025,000	5,238,562
9.75%, 05/01/2013 144A þ	4,000,000	4,340,000
Insight Midwest, LP, 9.75%, 10/01/2009	8,000,000	8,330,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	7,300,000	7,646,750

		38,575,312

Wireless Telecommunication Services 4.6%
Alamosa Holdings, Inc., 8.50%, 01/31/2012 þ	3,500,000	3,806,250
Centennial Communications Corp., 10.125%, 06/15/2013	10,000,000	11,312,500
Dobson Communications Corp., 8.875%, 10/01/2013	4,000,000	4,010,000
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,671,500
Nextel Communications, Inc., 7.375%, 08/01/2015	10,000,000	10,825,000
Rural Cellular Corp.:
8.25%, 03/15/2012	1,420,000	1,514,075
9.75%, 01/15/2010	880,000	881,100
UbiquiTel, Inc., 9.875%, 03/01/2011 þ	3,375,000	3,784,219
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,857,000

		45,661,644

UTILITIES 4.0%
Electric Utilities 1.5%
Reliant Energy, Inc.:
6.75%, 12/15/2014 þ	8,150,000	8,068,500
9.25%, 07/15/2010 þ	7,000,000	7,700,000

		15,768,500

[5]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 2.5%
AES Corp., 7.75%, 03/01/2014 þ	$11,250,000	$12,318,750
NRG Energy, Inc., 8.00%, 12/15/2013 þ	8,912,000	9,580,400
Tenaska, Inc., 7.00%, 06/30/2021 144A	3,000,000	3,127,500

		25,026,650

Total Corporate Bonds (cost $1,303,438,033)		1,333,459,570

YANKEE OBLIGATIONS-CORPORATE 9.7%
CONSUMER DISCRETIONARY 1.8%
Hotels, Restaurants & Leisure 0.7%
Intrawest Corp., 7.50%, 10/15/2013	7,050,000	7,296,750

Media 1.1%
IMAX Corp., 9.625%, 12/01/2010 þ	9,950,000	10,658,938

CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	18,500,000	18,430,625

FINANCIALS 1.2%
Consumer Finance 0.4%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	5,250,000	3,819,375

Diversified Financial Services 0.8%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,316,000

INDUSTRIALS 0.7%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	2,400,000	2,715,000

Transportation Infrastructure 0.4%
Sea Containers, Ltd., 10.50%, 05/15/2012	3,715,000	3,821,806

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment & Instruments 1.4%
Celestica, Inc.:
7.625%, 07/01/2013	5,250,000	5,328,750
7.875%, 07/01/2011 þ	7,805,000	8,078,175

		13,406,925

MATERIALS 2.0%
Metals & Mining 1.6%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	1,231,000	1,366,410
Novelis, Inc., 7.25%, 02/15/2015 144A	14,750,000	15,155,625

		16,522,035

Paper & Forest Products 0.4%
Abitibi-Consolidated, Inc., 6.00%, 06/20/2013 þ	4,125,000	3,867,187

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Rogers Wireless, Inc.:
6.375%, 03/01/2014 þ	3,485,000	3,554,700
7.50%, 03/15/2015 þ	4,350,000	4,774,125

		8,328,825

Total Yankee Obligations-Corporate (cost $95,201,632)		97,183,466

CONVERTIBLE DEBENTURES 0.9%
UTILITIES 0.9%
Independent Power Producers & Energy Traders 0.9%
Calpine Corp., 7.75%, 06/01/2015 þ (cost $9,500,000)	9,500,000	9,571,250

[6]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Shares	Value

WARRANTS 0.6%
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
American Tower Escrow Corp., Expiring 08/01/2008 * (cost $1,421,437)	17,500	$5,642,641

SHORT-TERM INVESTMENTS 29.8%
MUTUAL FUND SHARES 29.8%
Evergreen Institutional Money Market Fund ø ##	12,031,293	12,031,293
Navigator Prime Portfolio þþ	288,150,105	288,150,105

Total Short-Term Investments (cost $300,181,398)		300,181,398

Total Investments (cost $1,709,742,500) 173.5%		1,746,038,325
Other Assets and Liabilities and Preferred Shares (73.5%)		(739,570,762)

Net Assets Applicable to Common Shareholders 100.0%		$1,006,467,563

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

At July 31, 2005, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
7/02/2006	$150,000,000	Merrill Lynch & Co., Inc.	Fixed - 1.95%	Floating-3.34%[1]	$3,052,499
11/26/2006	105,000,000	Merrill Lynch & Co., Inc.	Fixed - 2.79%	Floating-3.46%[2]	1,866,344
7/02/2008	100,000,000	JPMorgan Chase & Co.	Fixed - 2.74%	Floating-3.34%[1]	4,545,821
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed - 3.585%	Floating-3.46%[2]	1,470,751

[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 5, 2005 through August 2, 2005.
[2]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 26, 2005 through August 26, 2005.

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,714,007,996. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,480,386 and $11,450,057, respectively, with a net unrealized appreciation of $32,030,329.

[7]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005